Transactions with Affiliates and Related Parties - Loans to Executive Officers, Directors and Affiliates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in loans executive officers, directors and affiliates
Balance at beginning of year	$ 95,494	$ 109,814
New loans made	14,540	26,119
Repayments	(51,098)	(40,439)
Balance at end of year	$ 58,936	$ 95,494